COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia S&P 500® Index Fund, Variable Series

(the “Fund”)

Supplement dated August 10, 2009 to the

Statement of Additional Information dated May 1, 2009

Effective July 24, 2009, in the section entitled “Investment Advisory and Other Services—The Advisor and Investment Advisory Services,” the following information as it pertains to the Fund is revised as follows:

1.	All references to Peter S. Joo as portfolio manager of the Fund are deleted.

2.	The following is added to the table under the heading “Portfolio Manager(s) of the Advisor”:

Portfolio Manager	Fund
Alfred F. Alley, III	500 Index Fund VS

3.	The following is added to the table entitled “500 Index Fund VS” under the heading “Performance Benchmarks”:

Portfolio Manager	Performance Benchmark	Peer Group
Alfred F. Alley, III	Standard & Poor’s 500® Index	Lipper S&P 500® Index Objective Funds Variable Underlying Funds (VUF) Classification

4.	The following is added to the table entitled “500 Index Fund VS” under the heading “Other Accounts Managed by the Portfolio Manager(s)”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets

Alfred F. Alley, III*	0	$0	0	$0	7	$76.9 million

*Account information is provided as of June 30, 2009.

5.	The following is added to the table entitled “500 Index Fund VS” under the heading “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets

Alfred F. Alley, III*	0	$0	0	$0	0	$0

*Account information is provided as of June 30, 2009.

6.	The following is added to the table entitled “500 Index Fund VS” under the heading “Portfolio Manager Ownership of the Funds as of December 31, 2008”:

Portfolio Manager	Dollar Range of Equity Securities in the Fund Beneficially Owned
Alfred F. Alley, III*	None

*Account information is provided as of June 30, 2009.

Shareholders should retain this Supplement for future reference.